Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Maximum employee loan amount outstanding	$ 21	$ 21
Loans receivable from related parties	21	21
Non interest bearing related party loans outstanding	1	1
Key Employee Loan Program
Related Party Transaction [Line Items]
Interest rate basis for employee loans	six-month LIBOR
Number of months of six-month LIBOR rate used to calculate interest on employee loans	12 months
Repayment period for employee loans (in years)	10 years
Employee Relocation Programs
Related Party Transaction [Line Items]
Repayment period for employee loans (in years)	15 years
L. Dennis Kozlowski
Related Party Transaction [Line Items]
Loans receivable from related parties	$ 28	$ 28
Interest rate on loans with related party (as a percent)	0.40%	0.70%
Commercial Transactions with Entities Related to Directors
Related Party Transaction [Line Items]
Purchases from businesses as a percent of consolidated net revenue, maximum	1.00%	1.00%	1.00%